Share Capital (Details) - Nukkleus Inc.[Member] - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 17, 2022	Dec. 15, 2021	Jun. 07, 2021	Jun. 07, 2016	Jan. 31, 2022	Aug. 30, 2021	May 28, 2021	Feb. 13, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 01, 2022
Share Capital (Details) [Line Items]
Common stock and series A preferred stock sold description				On June 7, 2016, the Company sold to Currency Mountain Holdings Bermuda, Limited (“CMH”) 15,450,000 shares of common stock and 100,000 shares of Series A preferred stock for $1,000,000. The common stock was recorded as equity and the Series A preferred stock was recorded as a liability. On February 13, 2018, 75,000 of the preferred shares were redeemed and cancelled.
Preferred shares redeemed and cancelled (in Shares)								75,000
Description of preferred stock redemption													1) A stated value of $10 per share;2) The holder was entitled to receive cumulative dividends at the annual rate of 1.5% of stated value payable semi-annually on June 30 and December 31;3) The preferred stock must be redeemed at the stated value plus any unpaid dividends in 5 years (on or before June 7, 2021);4) The Series A preferred stock was non-voting. However, without the affirmative vote of the holders of the shares of the Series A preferred stock then outstanding, the Company may not alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation except to the extent that such vote relates to the amendment of the Certificate of Designation;
Amortization of debt discount														$ 1,545
Common stock, shares issued (in Shares)									367,175,886		367,175,886		367,175,886	332,024,371
Fair market value													$ 100,100,000
Percentage of common stock issued													100.00%
Percentage of common stock outstanding													100.00%
Fair value of shares issued													$ 11,152,369
Common stock, shares issued (in Shares)		20,000,000
Fair market value	$ 5,000,000	$ 6,602,000
Cost method investment		$ 6,602,000
Aggregate intrinsic value of stock options outstanding									$ 0		$ 0		25,500
Aggregate intrinsic value of stock options exercisable													$ 8,500
Annual dividend yield, percentage													0.00%	0.00%
Expected life														5 years
Aggregate fair value of the options granted													$ 1,057,958
Stock-based compensation expense									$ 74,667	$ 525,622	$ 221,543	$ 904,368	440,630
Cost of software					$ 11,237								11,237
Remaining balance													606,091		$ 35,000
Stock option of volatility														202.82%
Stock option of risk free rate														0.83%
Fair value of option granted														$ 1,514,982
Stock options issued for software purchase (in Shares)					50,000
Amortization in software amount													$ 2,809
Minimum [Member]
Share Capital (Details) [Line Items]
Volatility rate, percentage													188.87%
Risk-free rate, percentage													0.39%
Expected life													1 year
Stock-based compensation expense														42,082
Maximum [Member]
Share Capital (Details) [Line Items]
Volatility rate, percentage													317.02%
Risk-free rate, percentage													1.26%
Expected life													5 years
Stock-based compensation expense													$ 1,913,529
Series A Preferred Stock [Member]
Share Capital (Details) [Line Items]
Proceeds received													1,000,000
Preferred stock discount													$ 45,793
Fixed redemption term													5 years
Preferred stock conversion rate (in Dollars per share)													$ 0.2
Dividend on redeemable preferred stock														$ 2,625
Outstanding redeemable preferred stock			$ 250,000
Related accrued dividend (in Dollars per share)			$ 37,854
Common stock, shares issued (in Shares)			1,439,271
Board of Directors [Member]
Share Capital (Details) [Line Items]
Preferred stock, shares authorized (in Shares)									15,000,000		15,000,000		15,000,000
Stock Options [Member]
Share Capital (Details) [Line Items]
Fair value stock options granted (in Shares)					50,000
Match Agreement [Member]
Share Capital (Details) [Line Items]
Percentage of shares						30.00%	70.00%
Balance of ordinary shares (in Shares)						493
Additional number of shares acquired (in Shares)						30,000,000
Match Agreement [Member] | Stock Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Percentage of shares							30.00%
Balance of ordinary shares (in Shares)							493
Additional number of shares acquired (in Shares)							30,000,000
Digiclear Shareholder [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)	15,151,515
Percentage of ordinary shares issued and outstanding		5.00%
Business Combination [Member]
Share Capital (Details) [Line Items]
Acquisition of equity interest	50.00%
Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)							70,000,000
Business Combination [Member] | Match Agreement [Member] | Stock Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)							100,000